PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Net Periodic Other Post-Employment Cost (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of net defined benefit liability (asset) [line items]
Past service cost - Plan amendments	$ 0	$ 832	$ 0
Total	555	(393)	558
Other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	100	100	96
Past service cost - Plan amendments	4	(851)	(2)
Cost of termination benefits			6
Net interest cost/(income) on net DB liability/(asset)	204	223	220
Actuarial (gains)/losses recognized during the year	2	1	(3)
Total	310	(527)	317
United States | Other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	58	59	50
Past service cost - Plan amendments	0	(844)	0
Cost of termination benefits			6
Net interest cost/(income) on net DB liability/(asset)	159	177	169
Actuarial (gains)/losses recognized during the year	0	0	0
Total	217	(608)	225
Canada | Other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	9	7	9
Past service cost - Plan amendments	1	(3)	(2)
Cost of termination benefits			0
Net interest cost/(income) on net DB liability/(asset)	23	25	26
Actuarial (gains)/losses recognized during the year	0	0	0
Total	33	29	33
Europe | Other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	26	27	28
Past service cost - Plan amendments	2	(4)	0
Cost of termination benefits			0
Net interest cost/(income) on net DB liability/(asset)	11	12	11
Actuarial (gains)/losses recognized during the year	2	1	(3)
Total	41	36	36
Other | Other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	7	7	9
Past service cost - Plan amendments	1	0	0
Cost of termination benefits			0
Net interest cost/(income) on net DB liability/(asset)	11	9	14
Actuarial (gains)/losses recognized during the year	0	0	0
Total	$ 19	$ 16	$ 23